Cost of Revenues	12 Months Ended
Dec. 31, 2017
Cost of Revenue [Abstract]
Cost of Revenues
14.	COST OF REVENUES

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Content-related costs	184,635	269,313	390,885	60,078
Depreciation and amortization	43,160	42,570	41,579	6,391
Bandwidth and internet data center	38,893	51,766	89,889	13,816
VAT and surcharges	269,491	349,373	484,811	74,513
Cost of sales, including tax	132,942	1,680,143	351,521	54,028

	669,121	2,393,165	1,358,685	208,826

Write-down of inventories and prepayment for vehicle purchase cost of nil, RMB50,190 and RMB1,483 (US$228) was included in cost of sales, including tax for the years ended December 31, 2015, 2016 and 2017, respectively.